Schedule of Auditor of Company And Network Firms (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Audit fees	$ 382,000	$ 200,000	$ 48,000
Audit – related fees	130,000	207,000
Tax fees
All other fees
Total	$ 512,000	$ 407,000	$ 48,000